Condensed Statements of Comprehensive Income (Parent Company Only) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information Of Parent Company Only Disclosure [Line Items]
Net income	$ 7,602	$ 11,137	[1]	$ (19,891)	[1]	$ 14,047	[1]	$ 23,570	[1]	$ 7,280	[1]	$ 10,268	[1]	$ 14,170	[1]	$ (5,585)	$ (5,844)	$ 24,438	$ 5,293	$ 31,718	$ 12,895	$ 55,288	$ 42,145
Foreign currency translation adjustment, net of tax																(812)	(123)				(449)	469	513
Comprehensive income		11,130		(20,034)		14,067		23,419		7,370		10,475		14,493		(6,397)	(5,967)	24,968	5,163	32,338	12,446	55,757	42,658
Parent [Member]
Condensed Financial Information Of Parent Company Only Disclosure [Line Items]
Net income																(5,744)	(6,012)				12,521	55,132	41,633
Foreign currency translation adjustment, net of tax																(879)	(145)				(457)	362	442
Comprehensive income																$ (6,623)	$ (6,157)				$ 12,064	$ 55,494	$ 42,075

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".